Accrued Other Liabilities - Schedule of Accrued Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued general liability claims	$ 13,816	$ 3,228
Unclaimed chips	4,743	1,946
Accrued purses and track related liabilities	3,256	1,007
Jackpot progressives and other accrued gaming liabilities	18,724	6,678
Player's point liabilities	11,753	6,845
Construction payables	5,276	4,005
Other	8,470	7,795
Total accrued other liabilities	$ 66,038	$ 31,504